Annual Fund Operating Expenses	Oct. 31, 2025
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Buffer Step-Up Strategy ETF | Innovator Buffer Step-Up Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Innovator Defined Wealth Shield ETF | Innovator Defined Wealth Shield ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Innovator Emerging Markets 10 Buffer ETF - Quarterly | Innovator Emerging Markets 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Innovator Hedged Nasdaq-100 ETF | Innovator Hedged Nasdaq-100® ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator International Developed 10 Buffer ETF - Quarterly | Innovator International Developed 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Innovator Nasdaq-100 10 Buffer ETF - Quarterly | Innovator Nasdaq-100® 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator Power Buffer Step-Up Strategy ETF | Innovator Power Buffer Step-Up Strategy ETF™
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly | Innovator Uncapped Bitcoin 20 Floor ETF® – Quarterly
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly | Innovator U.S. Equity 5 to 15 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Innovator U.S. Equity 10 Buffer ETF - Quarterly | Innovator U.S. Equity 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly | Innovator U.S. Small Cap 10 Buffer ETF™ – Quarterly
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%